Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Segment Information

Note 11 - Segment Information

We manage our business in three segments based on geographic location for which operating managers are responsible to the Chief Executive Officer. These segments include: (i) North America, (ii) United Kingdom, and (iii) Other Foreign Markets. Operating results, as reported below, are reviewed regularly by our Chief Executive Officer, or Chief Operating Decision Maker (“CODM”) and other members of the executive team.

The proportion of our total revenue attributable to each segment is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
As a percentage of total revenue	2021	2020	2021	2020
North America	100.0%	97.0%	63.5%	96.7%
U.K.	—%	0.6%	36.5%	1.1%
Other foreign markets	—%	2.4%	—%	2.2%
Total consolidated revenue	100.0%	100.0%	100.0%	100.0%

Operating results for the segments are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Segment revenue	(In thousands)		(In thousands)
North America	$1,379	$7,211	$4,672	$20,851
U.K.	—	47	2,689	245
Other foreign markets	—	181	—	468
Total consolidated revenue	$1,379	$7,439	$7,361	$21,564

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Segment gross profit contribution *	(In thousands)		(In thousands)
North America	$(16)	$5,951	$1,919	$13,625
U.K.	(10)	13	2,199	312
Other foreign markets	1	168	1	505
Total consolidated gross profit	$(25)	$6,132	$4,119	$14,442

*	Segment gross profit is calculated as revenue less direct course expenses, advertising and sales expenses and royalty expenses.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Depreciation and amortization expenses	(In thousands)		(In thousands)
North America	$—	$8	$2	$36
U.K.	—	4	2	11
Other foreign markets	—	(1)	—	—
Total consolidated depreciation and amortization expenses	$—	$11	$4	$47

	September 30,	December 31,
	2021	2020
Segment identifiable assets	(In thousands)
North America	$1,774	$3,834
U.K.	125	1,266
Other foreign markets	183	192
Total consolidated identifiable assets	$2,082	$5,292

Note 14—Segment Information

We manage our business in three segments based on geographic location for which operating managers are responsible to the Chief Executive Officer. These segments include: (i) North America, (ii) United Kingdom, and (iii) Other Foreign Markets. Operating results, as reported below, are reviewed regularly by our Chief Executive Officer, or Chief Operating Decision Maker (“CODM”) and other members of the executive team.

The proportion of our total revenue attributable to each segment is as follows:

	Years Ended December 31,
As a percentage of total revenue	2020	2019
North America	70.3%	72.1%
U.K.	3.1%	5.5%
Other foreign markets	26.6%	22.4%
Total consolidated revenue	100.0%	100.0%

Operating results for the segments are as follows:

	Years Ended December 31,
Segment revenue	2020	2019
	(In thousands)
North America	$24,001	$54,427
U.K.	1,058	4,128
Other foreign markets	9,102	16,941
Total consolidated revenue	$34,161	$75,496

	Years Ended December 31,
	2020	2019
Segment gross profit contribution *	(In thousands)
North America	$15,852	$12,195
U.K.	949	983
Other foreign markets	7,193	2,244
Total consolidated gross profit	$23,994	$15,422

*	Segment gross profit is calculated as revenue less direct course expenses, advertising and sales expenses and royalty expense.

	Years Ended December 31,
	2020	2019
Depreciation and amortization expenses	(In thousands)
North America	$45	$137
U.K.	14	20
Other foreign markets	10	5
Total consolidated depreciation and amortization expenses	$69	$162

	December 31,	December 31,
	2020	2019
Segment identifiable assets	(In thousands)
North America	$3,864	$9,937
U.K.	1,266	2,324
Other foreign markets	1,026	3,286
Total consolidated identifiable assets	$6,156	$15,547

Our long-lived assets in the U.S. were approximately $4.0 thousand  and $1,000.0 thousand for the years ended December 31, 2020 and 2019, respectively. Our international long-lived assets were approximately $0.1 thousand and $400.0 thousand, respectively, for the same periods.